UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF ADVISORS MUNICIPAL HIGH INCOME FUND

June 30, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 3.11%
Hayden-Winkelman Unified School District No. 41 of Gila County, Arizona, Capital Appreciation Refunding Bonds, Series 1995,
0.0%, 7-1-10	$5,525	$4,209,292
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	3,500	3,936,205
The Industrial Development Authority of the County of Pima, Education Revenue Bonds, Paradise Education Center Project, Series 2003A,
5.75%, 6-1-24	2,100	2,107,791
The Industrial Development Authority of the County of Pima, Education Revenue Bonds, Noah Webster Basic School Project, Series 2004A,
6.125%, 12-15-34	1,115	1,132,104
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,434,220
		12,819,612
California - 3.74%
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	5,000	5,634,700
Housing Authority of the County of San Bernadino, Multifamily Housing Revenue Bonds (Raintree Apartments Project), Series 2003A,
6.25%, 7-1-42	5,000	5,005,500
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-23	2,620	2,783,016
California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Colton Gardens Apartments Project), Series 2003A,
6.25%, 7-1-42	2,000	1,999,580
		15,422,796
Colorado - 9.85%
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy of
      Colorado Project, A Charter School Created by
      Jefferson County School District R-1, Jefferson County,
      State of Colorado, Series 2002,

7.5%, 12-15-31	3,000	3,546,450
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School Project, Series 2002,
6.0%, 5-1-22	1,605	1,628,818
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy of
      Colorado Project, A Charter School Created by Jefferson
      County School District R-1, Jefferson County, State of
      Colorado, Series 2002,

7.375%, 12-15-21	1,000	1,177,000
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School Project, Series 2002,
6.125%, 5-1-33	1,000	1,018,210
Sand Creek Metropolitan District, Adams County and City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 1998,
6.625%, 12-1-17	2,695	2,972,908
Sand Creek Metropolitan District, Adams County and City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 1997,
7.125%, 12-1-16	1,840	2,026,594
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,475	4,717,053
City and County of Denver, Colorado, for and on behalf of its Department of Aviation, Airport System Revenue Refunding Bonds, Series 2002E,
11.443%, 11-15-10 (A)	3,000	3,843,870
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,637	3,807,466
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,420,427
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,288,812
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.0%, 12-1-28	1,000	1,034,580
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,219,240
Cordillera Mountain Metropolitan District (Eagle County, Colorado), Subordinate Limited Tax (Convertible to Party Unlimited Tax), General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	1,450	1,578,151
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,287,254
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	1,099,934
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,029,590
Beacon Point Metropolitan District (In The City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2005A,
6.125%, 12-1-25	1,000	1,018,020
High Plains Metropolitan District (In The City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2005A,
6.125%, 12-1-25	1,000	1,018,020
Deer Creek Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Series 2000,
7.625%, 12-1-19	750	925,643
		40,658,040
Connecticut - 2.51%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,261,445
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,663,625
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care Issue, Series B,
5.375%, 7-1-17	1,580	1,537,166
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care Issue, Series B,
5.5%, 7-1-27	950	914,831
		10,377,067
Florida - 2.64%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,549,450
State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds, 2000 Series A,
5.125%, 6-1-19	4,930	5,357,382
		10,906,832
Georgia - 1.28%
Brunswick and Glynn County Development Authority Authority Adjustable Rate First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project) Series 2004B,
7.25%, 1-1-35	2,800	2,959,096
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A,
7.4%, 1-1-34	1,650	1,765,500
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A,
7.4%, 1-1-24	510	551,759
		5,276,355
Illinois - 2.48%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	2,975	3,051,904
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	1,000	1,016,990
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,237,240
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,113,340
Village of Hodgkins, Cook County, Illinois, Tax Increment Revenue Refunding Bonds, Series 1995A,
7.625%, 12-1-13	1,750	1,821,820
		10,241,294
Iowa - 1.59%
City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,895,000
City of Cedar Rapids, Iowa, First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	2,655	2,658,106
		6,553,106
Kansas - 1.38%
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,981,972
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
6.5%, 1-15-28 (B)	4,145	1,659,161
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
6.375%, 1-15-20 (B)	60	24,029
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation,
5.75%, 1-15-06 (B)	50	20,000
		5,685,162
Louisiana - 1.46%
Louisiana Local Government Environmental Facilities and
      Community Development Authority, Multifamily Housing
      Revenue Bond Anticipation Notes (Kingston Point and
      Camelot Apartments Project), Series 2001A,

6.25%, 9-1-05	4,000	4,000,000
Board of Commissioners of the Port of New Orleans, Industrial Development Revenue Refunding Bonds (Continental Grain Company Project), Series 1993,
7.5%, 7-1-13	2,000	2,035,480
		6,035,480
Maine - 1.67%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series 1999A,
7.55%, 1-1-29	5,000	5,747,700
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series 1999A,
7.5%, 1-1-19	1,000	1,124,730
		6,872,430
Maryland - 0.39%
Maryland Economic Development Corporation, Senior Lien Revenue Bonds (Rocky Gap Golf Course and Hotel/Meeting Center Project), Series 1996 A,
8.375%, 10-1-09 (B)	3,250	1,625,000

Massachusetts - 2.69%
Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Reeds Landing Project, Series 1993,
7.1%, 10-1-28	7,400	7,525,208
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds,
5.6%, 12-1-19	2,500	2,552,575
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds,
5.5%, 12-1-13	1,000	1,025,740
		11,103,523
Michigan - 0.68%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	2,820	2,797,891

Missouri - 14.15%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,634,995
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
6.0%, 3-1-15	1,000	1,090,750
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
5.25%, 3-1-25	500	523,370
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson, Missouri (Branson Landing Project), Series 2004A,
5.5%, 12-1-24	2,000	2,137,720
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson, Missouri (Branson Landing Project), Series 2004A,
5.625%, 12-1-28	1,000	1,077,930
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B
6.0%, 4-1-21	2,100	2,260,881
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase IV, Series 2000B,
5.125%, 4-1-22	875	933,100
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,665,200
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.5%, 1-1-35	1,500	1,572,420
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.25%, 1-1-24	1,000	1,042,840
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,574,850
The Industrial Development Authority of the City of Kansas City, Missouri, Multifamily Housing Revenue Bonds (Village Green Apartments Project), Series 1998,
6.25%, 4-1-30	3,280	2,148,006
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,137,520
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.0%, 3-1-19	2,610	2,678,800
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	1,000	1,026,760
Missouri Housing Development Commission, Multifamily Housing Revenue Bonds (The Mansion Apartments Phase II Project), Series 1999,
6.17%, 4-1-32	3,915	3,699,714
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,576,658
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,201,420
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,822,013
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
6.1%, 3-1-25	1,390	1,438,011
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
5.6%, 3-1-17	685	708,167
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
5.6%, 3-1-11	425	431,332
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,258,872
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,104,720
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,082,400
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	2,065	2,069,316
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.375%, 9-1-19	1,000	1,014,750
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.75%, 9-1-24	750	759,180
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.875%, 9-1-26	250	254,265
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,705,797
Hanley Road and North of Folk Avenue Transportation Development District (Maplewood, Missouri), Transportation Sales Tax Revenue Bonds, Series 2005,
5.4%, 10-1-31	750	753,097
		58,384,854
Nevada - 0.87%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
5.8%, 8-1-15	2,000	2,060,520
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
6.375%, 8-1-23	1,500	1,545,165
		3,605,685
New Hampshire - 1.30%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
5.75%, 7-1-22	2,000	2,093,260
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
5.0%, 7-1-12	625	655,000
Business Finance Authority of the State of New Hampshire, Revenue Bonds (Franklin Regional Hospital Association Project), Series A,
6.05%, 9-1-29	1,960	1,897,064
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	845	721,943
		5,367,267
New Jersey - 5.90%
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
5.5%, 4-1-12	5,955	6,383,045
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
6.375%, 4-1-18	2,385	2,907,339
New Jersey Economic Development Authority, Economic Development Bonds, First Mortgage Revenue Fixed Rate Refunding Bonds (Winchester Gardens at Ward Homestead Project), Series 1996A,
8.625%, 11-1-25	3,000	3,287,850
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,589,350
New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Saint Clare's Hospital, Inc. Issue, Series 2004A,
5.25%, 7-1-16	4,740	5,161,149
Camden County Improvement Authority, Health Care Redevelopment Project Revenue bonds, The Cooper Health System Obligated Group Issue, Series 1997,
6.0%, 2-15-27	1,000	1,026,280
		24,355,013
New York - 7.56%
Tobacco Settlement Financing Corporation, (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured), (Fixed Rate),
8.443%, 6-1-10 (A)	7,500	9,130,950
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,900	5,182,093
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,240,100
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,636,785
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-11	5,000	5,580,500
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,850,280
Dormitory Authority of the State of New York, Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,000	1,005,730
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,520,315
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001A,
7.125%, 7-1-31	1,000	1,044,890
		31,191,643
North Carolina - 1.43%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,203,480
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,181,820
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
8.0%, 3-1-29	1,990	1,516,758
		5,902,058
Ohio - 1.20%
City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,900	3,169,959
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,774,360
		4,944,319
Oklahoma - 1.33%
The Oklahoma Development Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Inverness Village Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 2-1-32	6,000	4,893,780
Trustees of the Oklahoma Ordinance Works Authority, Industrial Development Revenue Refunding Bonds (A.P. Green Industries, Inc. Project), Series 1992,
8.5%, 5-1-08 (B)	1,600	595,520
		5,489,300
Oregon - 1.30%
Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	5,024,300
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (B)	3,000	349,710
		5,374,010
Pennsylvania - 3.36%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	5,000	6,056,400
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	2,495	2,537,665
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital),
7.3%, 7-1-12	3,800	3,841,230
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital),
7.35%, 7-1-22	1,400	1,418,592
		13,853,887
Rhode Island - 0.85%
City of Providence, Rhode Island, Special Obligation Tax Increment Bonds, Series D,
6.65%, 6-1-16	1,955	2,026,846
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.75%, 10-1-14	1,400	1,461,628
		3,488,474
South Carolina - 3.65%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001 B (Tax-Exempt),
6.375%, 5-15-28	11,750	12,507,288
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1997 (McCormick Health Care Center Project),
7.0%, 3-1-18	2,530	2,554,743
		15,062,031
Tennessee - 2.79%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005,
6.9%, 5-1-29	3,750	3,771,375
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005,
6.8%, 5-1-19	1,955	1,965,186
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee), Gas System Revenue Bonds, Series 1996,
7.0%, 3-1-16	1,400	1,521,716
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2002,
6.25%, 9-1-32	3,930	4,276,862
		11,535,139
Texas - 8.77%
Cities of Dallas and Fort Worth, Texas, Dallas/ Fort Worth International Airport, Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-21	7,000	7,648,340
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.5%, 11-15-29	4,000	4,380,480
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.25%, 11-15-19	1,000	1,091,650
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue Bonds (Carillon, Inc. Project), Series 1999A,
6.5%, 7-1-19 (B)	6,000	5,089,560
Tarrant County Housing Finance Corporation, Multifamily Housing Revenue Notes (Quail Ridge Apartments Project), Series 2002A,
6.25%, 4-1-07	4,100	4,100,328
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	3,605	3,761,926
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000A,
8.5%, 5-1-29	3,500	3,516,590
City of Houston Housing Corporation No. 1, First Lien Revenue Refunding Bonds, Series 1996 (6800 Long Drive Apartments - Section 8 New Construction Program), Houston, Texas,
6.625%, 2-1-20	2,305	2,371,361
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds, (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,623,315
Alvarado Industrial Development Corporation, Industrial Development Revenue Bonds (Rich-Mix Products of Texas, Inc. Project), Series 1996,
7.75%, 3-1-10	1,555	1,567,922
Decatur Hospital Authority, Hospital Revenue Bonds (Wise Regional Health System), Series 2004A,
5.625%, 9-1-13	1,000	1,033,980
		36,185,452
Utah - 0.24%
Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project), Series 1999A,
7.1%, 8-15-23	938	903,960
Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project), Series 1999B,
0.0%, 8-15-24	390	90,698
		994,658
Virginia - 3.28%
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,335	3,485,509
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.125%, 1-1-35	1,100	1,119,371
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.0%, 1-1-25	500	511,605
Pocahontas Parkway Association, Route 895 Connector, Toll Road Revenue Bonds, Senior Capital Appreciation Bonds, Series 1998B,
0.0%, 8-15-18	9,000	4,414,590
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	4,012,440
		13,543,515
Washington - 1.19%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,490	3,670,049
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,142	1,247,909
		4,917,958
West Virginia - 0.62%
Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds (TJ International Project), Series1995,
7.0%, 7-15-25	2,500	2,552,650

Wisconsin - 0.47%
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,956,088

Wyoming - 0.31%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-17	500	496,435
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-16	460	459,600
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
4.75%, 6-15-14	330	332,142
		1,288,177

TOTAL MUNICIPAL BONDS - 96.04%		$396,366,766

(Cost: $385,644,352)

SHORT-TERM SECURITIES

Commercial Paper - 1.25%
Forest and Paper Products
Sonoco Products Co.,
3.44%, 7-1-05	5,168	5,168,000

Municipal Obligations

Arizona - 0.02%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
2.3%, 7-7-05	100	100,000

Colorado - 2.57%
Colorado Agricultural Development Authority, Adjustable Rate Industrial Development Revenue Bonds (Royal Crest Dairy, Inc. Project), Series 1998 (UMB Bank, Colorado),
2.5%, 7-6-05	5,600	5,600,000
      Exempla General Improvement District, City of
            Lafayette, Colorado, Special Improvement District
            No.02-01, Special Assessment Revenue Refunding
            and Improvement Bonds, Series 2002 (Wells Fargo
            Bank, N. A.),

2.33%, 7-7-05	4,200	4,200,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank, National Association),
2.33%, 7-6-05	790	790,000
		10,590,000
Texas - 0.12%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
2.3%, 7-6-05	500	500,000

Total Municipal Obligations - 2.71%		11,190,000

TOTAL SHORT-TERM SECURITIES - 3.96%		$16,358,000

(Cost: $16,358,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$412,724,766

(Cost: $402,002,352)

Notes to Schedule of Investments
(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 2005.
(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005